UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
OMB Approval
OMB Number:3235-0456

FORM 24f-2
Expires: December 31, 2014
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
1.Name and address of issuer:
AllianceBernstein Fixed-Income Shares, Inc.
1345 Avenue of the Americas
New York, NY 10105
2.The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes):X
Fund name:
3.Investment Company Act File Number:811-06068
Securities Act File Number :33-34001
4(a).Last Day of Fiscal Year for which this Form is filed:
April 30, 2013
4(b).Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end
of the issuer's fiscal year).
4(c).Check box if this is the last time the issuer
will be filing this Form.
5.Calculation of registration fee:
(i)Aggregate sale price of securities sold during
the fiscal year pursuant to section 24 (f):$30,206,226,824
(ii)Aggregate sale price of securities redeemed or repurchased during the fiscal year:$30,606,870,919
(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $3,785,006,043
(iv)Total available redemption credits [add Items 5(ii) and 5(iii)]:-$34,391,876,962
(v)Net Sales: $-
(vi)Redemption credits available for use in future
years:$(4,185,650,138)
(vii)Multiplier for determining registration fee:x0.0001364
(viii) Registration Fee Due:=$0.00
6.Prepaid Share
If the response to Item 5(i) was determined by deducting
an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that
are available for use by the issuer in future fiscal years, then state that number here: N/A
7.Interest due -- if this Form is being filed more than
90 days after the end of the issuer's fiscal year:+$-
8.Total amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]: $-
9.Date the registration fee and any interest payment
was sent to the Commission's lockbox depository: N/A
Method of Delivery:
x	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.
By (Signature and Title)*:
Phyllis J. Clarke - Controller
Date: July 18, 2013

* Please print or type the name and title of the signing officer below the signature.